Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	$ 474,694	$ 437,767
Matrix and its subsidiaries [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	120,225	106,667
Sapiens and its subsidiaries [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	203,942	193,832
Magic Software and its subsidiaries [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	150,370	137,158
Other [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	$ 157	$ 110